Designated Accounting Hedges - Summary of Items Designated as Hedged Items (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	$ 78,416
Carrying amount of the hedged item, Liabilities	96,576
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	(1,404)
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	(1,364)
Change in value used for calculating hedge ineffectiveness for the year	83
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	4,463
Carrying amount of the hedged item, Liabilities	14,642
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	0
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	0
Change in value used for calculating hedge ineffectiveness for the year	(46)
Cash flow hedges [member] | Forecasted expenses [member] | Foreign Exchange rate Risk [Member]
Disclosure of detailed information about hedged items [line items]
Change in value used for calculating hedge ineffectiveness for the year	5
Cash flow hedges [member] | Deposits [member] | Foreign Exchange rate Risk [Member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	0
Carrying amount of the hedged item, Liabilities	13,456
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	0
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	0
Change in value used for calculating hedge ineffectiveness for the year	(81)
Cash flow hedges [member] | Loan commitments [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	4,463
Carrying amount of the hedged item, Liabilities	0
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	0
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	0
Change in value used for calculating hedge ineffectiveness for the year	57
Cash flow hedges [member] | Share-based payments [Member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	0
Carrying amount of the hedged item, Liabilities	1,186
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	0
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	0
Change in value used for calculating hedge ineffectiveness for the year	(27)
Net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	17,351
Carrying amount of the hedged item, Liabilities	0
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	0
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	0
Change in value used for calculating hedge ineffectiveness for the year	392
Fair value hedges [member] | Deposits [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	0
Carrying amount of the hedged item, Liabilities	72,839
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	0
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	(1,205)
Change in value used for calculating hedge ineffectiveness for the year	907
Fair value hedges [member] | Deposits [member] | Combined foreign exchange and interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	0
Carrying amount of the hedged item, Liabilities	19,844
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	0
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	(112)
Change in value used for calculating hedge ineffectiveness for the year	82
Fair value hedges [member] | Loan commitments [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	61,363
Carrying amount of the hedged item, Liabilities	0
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	(1,036)
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	0
Change in value used for calculating hedge ineffectiveness for the year	(626)
Fair value hedges [member] | Loan commitments [member] | Combined foreign exchange and interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	6
Carrying amount of the hedged item, Liabilities	0
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	0
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	0
Change in value used for calculating hedge ineffectiveness for the year	0
Fair value hedges [member] | Bonds [Member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	17,046
Carrying amount of the hedged item, Liabilities	0
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	(370)
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	0
Change in value used for calculating hedge ineffectiveness for the year	(338)
Fair value hedges [member] | Subordinated indebtedness [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	0
Carrying amount of the hedged item, Liabilities	3,893
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	0
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	(48)
Change in value used for calculating hedge ineffectiveness for the year	$ 58